Convertible Debt - Summary of Convertible Debt (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Sep. 29, 2021	Oct. 31, 2018
Disclosure of detailed information about borrowings [line items]
Foreign exchange (gain) loss		$ 758,223	$ (445,652)	$ 0
Convertible debt	$ 100,877,838	100,877,838	0
Conversion feature of convertible debt
Disclosure of detailed information about borrowings [line items]
Proceeds of issue of convertible debt	100,000,000	100,000,000	386,190	386,190
Transaction costs		(1,599,737)	0	0
Net Proceeds from issue of convertible debt	98,400,263	98,400,263	386,190	386,190
Conversion feature at date of issue	29,028,938	29,028,938	0	96,548	$ 27,681,043	$ 96,548
Fair value (gain) loss on embedded derivative	1,347,895		0	0
Conversion into common shares	0	0	(96,548)	0
Debt component at date of issue (net of transaction costs)	70,719,220	70,719,220	289,642	289,642
Prior year interest plus accretion	0	0	99,549	39,212
Amortization of transaction costs		26,662	0	0
Accrued interest at 7% (2020 - 8%)	641,667	641,667	4,956	30,114
Accretion expense during the year		461,351	4,975	30,223
Conversion into common shares		0	(395,861)	0
Foreign exchange (gain) loss		0	(3,261)	(4,984)
Convertible debt	$ 71,848,900	$ 71,848,900	$ 0	$ 384,207
Borrowings, interest rate	7.00%	7.00%	8.00%